Quarterly Holdings Report
for
Fidelity® Series Large Cap Value Index Fund
October 31, 2021
XS6-NPRT3-1221
1.967969.107
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.7%
Diversified Telecommunication Services - 2.0%
AT&T, Inc.	2,128,782	53,773,033
Lumen Technologies, Inc. (a)	327,713	3,886,676
Verizon Communications, Inc.	1,234,973	65,441,219
		123,100,928
Entertainment - 2.0%
Activision Blizzard, Inc.	230,091	17,990,815
Electronic Arts, Inc.	84,454	11,844,674
Live Nation Entertainment, Inc. (a)(b)	24,658	2,494,157
Madison Square Garden Sports Corp. (b)	3,459	655,515
Take-Two Interactive Software, Inc. (b)	27,543	4,985,283
The Walt Disney Co. (b)	513,516	86,820,150
World Wrestling Entertainment, Inc. Class A (a)	1,784	108,985
Zynga, Inc. (b)	155,435	1,147,110
		126,046,689
Interactive Media & Services - 1.4%
Alphabet, Inc.:
Class A (b)	12,440	36,833,845
Class C (b)	11,645	34,532,199
IAC (b)	22,754	3,467,027
TripAdvisor, Inc. (a)(b)	11,349	374,177
Twitter, Inc. (b)	207,879	11,129,842
Vimeo, Inc. (b)	3,368	113,603
		86,450,693
Media - 2.0%
Altice U.S.A., Inc. Class A (b)	19,135	311,901
Cable One, Inc.	757	1,295,386
Charter Communications, Inc. Class A (b)	2,024	1,365,977
Comcast Corp. Class A	1,359,180	69,902,627
Discovery Communications, Inc.:
Class A (b)	49,254	1,154,514
Class C (non-vtg.) (b)	93,782	2,115,722
DISH Network Corp. Class A (b)	73,947	3,037,003
Fox Corp.:
Class A	95,088	3,778,797
Class B	45,069	1,665,750
Interpublic Group of Companies, Inc.	116,672	4,266,695
Liberty Broadband Corp.:
Class A (b)	7,333	1,178,926
Class C (b)	43,105	7,002,407
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	59,214	3,304,141
Liberty Media Class A (b)	7,190	374,959
Liberty SiriusXM Series A (b)	23,851	1,187,303
Liberty SiriusXM Series C (b)	48,196	2,377,027
News Corp.:
Class A	116,151	2,659,858
Class B	35,919	810,333
Nexstar Broadcasting Group, Inc. Class A	11,161	1,673,369
Omnicom Group, Inc.	63,429	4,318,246
Sirius XM Holdings, Inc. (a)	268,253	1,633,661
The New York Times Co. Class A	49,114	2,681,133
ViacomCBS, Inc.:
Class A (a)	2,762	107,525
Class B	173,227	6,274,282
		124,477,542
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc. (b)	175,545	20,192,941
TOTAL COMMUNICATION SERVICES		480,268,793
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
Aptiv PLC (b)	65,647	11,349,710
BorgWarner, Inc.	71,303	3,213,626
Gentex Corp.	71,140	2,517,645
Lear Corp.	17,866	3,070,272
QuantumScape Corp. Class A (a)(b)	17,509	506,710
		20,657,963
Automobiles - 0.7%
Ford Motor Co.	1,165,817	19,912,154
General Motors Co. (b)	409,638	22,296,596
Harley-Davidson, Inc.	45,568	1,662,776
Thor Industries, Inc. (a)	9,410	959,444
		44,830,970
Distributors - 0.2%
Genuine Parts Co.	42,057	5,514,093
LKQ Corp.	80,964	4,459,497
		9,973,590
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)(b)	3,648	605,568
Chegg, Inc. (b)	10,102	600,463
Frontdoor, Inc. (b)	8,108	302,266
Grand Canyon Education, Inc. (b)	13,302	1,060,169
H&R Block, Inc.	10,340	238,544
Mister Car Wash, Inc.	2,512	46,070
Service Corp. International	48,688	3,334,641
Terminix Global Holdings, Inc. (b)	37,128	1,502,941
		7,690,662
Hotels, Restaurants & Leisure - 1.7%
ARAMARK Holdings Corp. (a)	68,198	2,487,863
Boyd Gaming Corp. (b)	19,238	1,227,000
Caesars Entertainment, Inc. (b)	23,005	2,518,127
Carnival Corp. (b)	253,584	5,619,421
Darden Restaurants, Inc.	12,427	1,791,228
Domino's Pizza, Inc.	3,498	1,710,417
Hilton Worldwide Holdings, Inc. (b)	26,919	3,874,990
Hyatt Hotels Corp. Class A (b)	14,089	1,200,383
Marriott Vacations Worldwide Corp.	12,390	1,947,956
McDonald's Corp.	182,950	44,923,373
MGM Resorts International	119,337	5,627,933
Norwegian Cruise Line Holdings Ltd. (a)(b)	109,913	2,826,962
Penn National Gaming, Inc. (b)	45,921	3,287,944
Planet Fitness, Inc. (a)(b)	7,733	615,160
Royal Caribbean Cruises Ltd. (a)(b)	65,242	5,508,382
Six Flags Entertainment Corp. (b)	14,157	582,277
Travel+Leisure Co.	8,456	459,499
Wyndham Hotels & Resorts, Inc.	10,049	848,839
Yum China Holdings, Inc. (a)	115,524	6,594,110
Yum! Brands, Inc.	81,269	10,153,749
		103,805,613
Household Durables - 0.6%
D.R. Horton, Inc.	58,123	5,188,640
Garmin Ltd.	45,063	6,471,047
Leggett & Platt, Inc. (a)	39,559	1,853,339
Lennar Corp.:
Class A	80,779	8,072,245
Class B (a)	4,687	384,709
Mohawk Industries, Inc. (b)	16,832	2,982,799
Newell Brands, Inc.	113,192	2,590,965
NVR, Inc. (b)	320	1,566,336
PulteGroup, Inc.	54,555	2,623,004
Toll Brothers, Inc.	19,913	1,198,165
TopBuild Corp. (a)(b)	1,696	435,821
Whirlpool Corp.	18,240	3,845,539
		37,212,609
Internet & Direct Marketing Retail - 0.1%
Doordash, Inc.	5,158	1,004,778
Qurate Retail, Inc. Series A	110,405	1,152,628
Wayfair LLC Class A (a)(b)	9,982	2,486,516
		4,643,922
Leisure Products - 0.1%
Brunswick Corp.	20,199	1,880,325
Hasbro, Inc.	38,073	3,645,870
Hayward Holdings, Inc. (a)	11,316	262,418
Polaris, Inc.	5,201	597,855
		6,386,468
Multiline Retail - 0.7%
Dollar General Corp.	40,250	8,916,180
Dollar Tree, Inc. (b)	68,974	7,432,638
Kohl's Corp.	46,608	2,261,886
Nordstrom, Inc. (a)(b)	5,116	146,983
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	19,441	1,315,378
Target Corp.	81,781	21,231,983
		41,305,048
Specialty Retail - 0.8%
Advance Auto Parts, Inc.	19,463	4,389,296
AutoNation, Inc. (a)(b)	13,440	1,627,853
AutoZone, Inc. (b)	5,036	8,988,454
Bath & Body Works, Inc.	30,736	2,123,550
Best Buy Co., Inc. (a)	57,318	7,006,552
Burlington Stores, Inc. (b)	1,151	318,010
CarMax, Inc. (b)	44,372	6,075,414
Dick's Sporting Goods, Inc. (a)	18,709	2,323,845
Foot Locker, Inc.	26,710	1,273,266
Gap, Inc. (a)	59,942	1,360,084
Leslie's, Inc. (a)	4,409	91,178
Lithia Motors, Inc. Class A (sub. vtg.) (a)	7,957	2,540,034
O'Reilly Automotive, Inc. (b)	14,107	8,779,068
Penske Automotive Group, Inc.	9,451	1,002,279
Petco Health & Wellness Co., Inc. (a)	15,433	381,658
Victoria's Secret & Co. (b)	9,781	493,647
Vroom, Inc. (a)(b)	25,657	490,818
Williams-Sonoma, Inc.	5,360	995,513
		50,260,519
Textiles, Apparel & Luxury Goods - 0.3%
Capri Holdings Ltd. (b)	43,954	2,340,111
Carter's, Inc.	12,836	1,264,603
Columbia Sportswear Co.	11,152	1,158,024
Deckers Outdoor Corp. (b)	7,042	2,783,773
Hanesbrands, Inc.	41,415	705,712
PVH Corp.	21,129	2,310,034
Ralph Lauren Corp. (a)	14,080	1,790,554
Skechers U.S.A., Inc. Class A (sub. vtg.) (b)	34,825	1,609,263
Tapestry, Inc.	74,761	2,914,184
Under Armour, Inc.:
Class A (sub. vtg.) (b)	56,299	1,236,326
Class C (non-vtg.) (b)	58,701	1,108,275
VF Corp.	34,415	2,508,165
		21,729,024
TOTAL CONSUMER DISCRETIONARY		348,496,388
CONSUMER STAPLES - 7.0%
Beverages - 0.9%
Brown-Forman Corp.:
Class A	6,885	440,847
Class B (non-vtg.)	27,469	1,864,870
Constellation Brands, Inc. Class A (sub. vtg.)	47,609	10,322,107
Keurig Dr. Pepper, Inc.	208,080	7,509,607
Molson Coors Beverage Co. Class B	53,130	2,342,502
Monster Beverage Corp. (b)	7,945	675,325
PepsiCo, Inc.	70,003	11,312,485
The Coca-Cola Co.	340,194	19,176,736
		53,644,479
Food & Staples Retailing - 1.5%
Albertsons Companies, Inc. (a)	46,239	1,431,097
Casey's General Stores, Inc.	10,975	2,102,152
Costco Wholesale Corp.	8,564	4,209,549
Grocery Outlet Holding Corp. (a)(b)	25,968	576,230
Kroger Co.	222,640	8,910,053
U.S. Foods Holding Corp. (b)	65,735	2,279,032
Walgreens Boots Alliance, Inc.	213,673	10,046,904
Walmart, Inc.	427,512	63,878,843
		93,433,860
Food Products - 1.6%
Archer Daniels Midland Co.	165,794	10,650,607
Beyond Meat, Inc. (a)(b)	2,075	205,384
Bunge Ltd.	40,902	3,789,161
Campbell Soup Co. (a)	58,089	2,320,656
Conagra Brands, Inc.	139,478	4,491,192
Darling Ingredients, Inc. (b)	45,547	3,849,632
Flowers Foods, Inc. (a)	55,855	1,382,411
General Mills, Inc.	181,788	11,234,498
Hormel Foods Corp. (a)	84,202	3,563,429
Ingredion, Inc.	19,950	1,899,839
Kellogg Co.	41,669	2,554,310
Lamb Weston Holdings, Inc.	30,592	1,726,918
McCormick & Co., Inc. (non-vtg.)	74,278	5,959,324
Mondelez International, Inc.	415,531	25,239,353
Pilgrim's Pride Corp. (b)	8,285	233,306
Post Holdings, Inc. (a)(b)	17,549	1,780,873
Seaboard Corp.	75	288,752
The Hain Celestial Group, Inc. (b)	24,951	1,119,551
The Hershey Co.	6,193	1,085,943
The J.M. Smucker Co.	31,231	3,837,041
The Kraft Heinz Co.	197,684	7,094,879
Tyson Foods, Inc. Class A	85,508	6,838,075
		101,145,134
Household Products - 2.1%
Church & Dwight Co., Inc.	69,175	6,043,128
Colgate-Palmolive Co.	116,924	8,908,440
Kimberly-Clark Corp.	49,907	6,462,457
Procter & Gamble Co.	725,628	103,757,548
Reynolds Consumer Products, Inc. (a)	16,184	436,644
Spectrum Brands Holdings, Inc.	12,471	1,169,156
The Clorox Co.	6,936	1,130,637
		127,908,010
Personal Products - 0.0%
Coty, Inc. Class A (b)	100,978	856,293
Herbalife Nutrition Ltd. (b)	26,088	1,210,483
		2,066,776
Tobacco - 0.9%
Altria Group, Inc.	244,983	10,806,200
Philip Morris International, Inc.	464,055	43,871,760
		54,677,960
TOTAL CONSUMER STAPLES		432,876,219
ENERGY - 5.3%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A (a)	219,442	5,503,605
Halliburton Co.	249,864	6,244,101
NOV, Inc. (b)	115,955	1,625,689
Schlumberger Ltd.	416,759	13,444,645
		26,818,040
Oil, Gas & Consumable Fuels - 4.9%
Antero Midstream GP LP (a)	99,546	1,059,169
APA Corp.	112,272	2,942,649
Chevron Corp.	576,552	66,009,438
ConocoPhillips Co.	402,288	29,966,433
Continental Resources, Inc. (a)	17,333	846,024
Coterra Energy, Inc.	199,079	4,244,364
Devon Energy Corp.	200,726	8,045,098
Diamondback Energy, Inc.	28,282	3,031,548
DT Midstream, Inc.	28,744	1,378,562
EOG Resources, Inc.	153,069	14,152,760
EQT Corp. (b)	90,620	1,804,244
Exxon Mobil Corp.	1,262,093	81,367,136
Hess Corp.	76,956	6,354,257
HollyFrontier Corp.	44,534	1,505,249
Kinder Morgan, Inc.	579,596	9,708,233
Marathon Oil Corp.	233,375	3,808,680
Marathon Petroleum Corp.	189,830	12,515,492
Occidental Petroleum Corp.	219,679	7,365,837
ONEOK, Inc.	132,081	8,402,993
Phillips 66 Co.	130,387	9,750,340
Pioneer Natural Resources Co.	35,605	6,657,423
Targa Resources Corp.	67,067	3,666,553
The Williams Companies, Inc.	361,975	10,167,878
Valero Energy Corp.	121,577	9,401,549
		304,151,909
TOTAL ENERGY		330,969,949
FINANCIALS - 21.8%
Banks - 8.8%
Bank of America Corp.	2,206,916	105,446,446
Bank of Hawaii Corp. (a)	11,864	1,002,508
Bank OZK	36,571	1,633,627
BOK Financial Corp.	9,077	918,320
Citigroup, Inc.	603,926	41,767,522
Citizens Financial Group, Inc.	104,091	4,931,832
Comerica, Inc.	39,833	3,389,390
Commerce Bancshares, Inc.	31,655	2,231,994
Cullen/Frost Bankers, Inc. (a)	16,999	2,201,371
East West Bancorp, Inc.	42,002	3,338,319
Fifth Third Bancorp	204,953	8,921,604
First Citizens Bancshares, Inc. (a)	1,797	1,462,578
First Hawaiian, Inc. (a)	38,771	1,069,692
First Horizon National Corp.	162,854	2,763,632
First Republic Bank	53,017	11,469,168
FNB Corp., Pennsylvania	94,834	1,104,816
Huntington Bancshares, Inc.	436,346	6,868,086
JPMorgan Chase & Co.	884,809	150,320,201
KeyCorp	283,761	6,603,118
M&T Bank Corp.	38,190	5,618,513
PacWest Bancorp	34,498	1,637,620
Peoples United Financial, Inc.	126,516	2,168,484
Pinnacle Financial Partners, Inc.	22,110	2,135,163
PNC Financial Services Group, Inc.	126,424	26,679,257
Popular, Inc.	23,586	1,920,844
Prosperity Bancshares, Inc.	26,593	2,002,719
Regions Financial Corp.	286,204	6,777,311
Signature Bank	17,655	5,258,012
Sterling Bancorp	52,368	1,332,766
SVB Financial Group (b)	16,852	12,089,625
Synovus Financial Corp.	39,998	1,863,507
Truist Financial Corp.	400,213	25,401,519
U.S. Bancorp	399,962	24,145,706
Umpqua Holdings Corp.	65,497	1,339,414
Webster Financial Corp. (a)	26,803	1,499,896
Wells Fargo & Co.	1,232,801	63,070,099
Western Alliance Bancorp.	14,222	1,651,032
Wintrust Financial Corp.	16,866	1,492,641
Zions Bancorp NA	47,510	2,992,655
		548,521,007
Capital Markets - 5.2%
Affiliated Managers Group, Inc.	12,227	2,052,669
Ameriprise Financial, Inc.	14,928	4,510,197
Ares Management Corp.	4,982	422,175
Bank of New York Mellon Corp.	235,511	13,942,251
BlackRock, Inc. Class A	42,598	40,189,509
Carlyle Group LP	48,305	2,712,326
Cboe Global Markets, Inc.	31,654	4,176,429
Charles Schwab Corp.	448,217	36,767,241
CME Group, Inc.	106,815	23,558,048
Evercore, Inc. Class A	11,535	1,751,474
FactSet Research Systems, Inc.	1,569	696,463
Franklin Resources, Inc.	86,064	2,710,155
Goldman Sachs Group, Inc.	92,934	38,414,269
Interactive Brokers Group, Inc.	23,893	1,692,819
Intercontinental Exchange, Inc.	165,671	22,938,807
Invesco Ltd.	99,270	2,522,451
Janus Henderson Group PLC	50,840	2,364,060
Jefferies Financial Group, Inc.	65,104	2,799,472
KKR & Co. LP	165,627	13,195,503
Lazard Ltd. Class A	29,766	1,458,236
Moody's Corp.	2,518	1,017,650
Morgan Stanley	405,729	41,700,827
Morningstar, Inc.	649	205,571
MSCI, Inc.	6,948	4,619,586
NASDAQ, Inc.	34,632	7,268,218
Northern Trust Corp.	61,116	7,519,713
Raymond James Financial, Inc.	52,163	5,142,750
S&P Global, Inc.	20,948	9,932,704
SEI Investments Co.	32,224	2,031,401
State Street Corp.	108,674	10,709,823
Stifel Financial Corp.	30,359	2,212,260
T. Rowe Price Group, Inc.	44,878	9,733,141
Tradeweb Markets, Inc. Class A	31,231	2,782,682
Virtu Financial, Inc. Class A	27,293	679,050
		324,429,930
Consumer Finance - 0.9%
Ally Financial, Inc.	107,251	5,120,163
American Express Co.	69,917	12,150,176
Capital One Financial Corp.	131,958	19,929,617
Credit Acceptance Corp. (a)(b)	2,405	1,438,695
Discover Financial Services	40,096	4,543,679
OneMain Holdings, Inc.	30,906	1,632,146
Santander Consumer U.S.A. Holdings, Inc.	17,957	748,807
SLM Corp.	90,714	1,664,602
Synchrony Financial	137,576	6,390,405
		53,618,290
Diversified Financial Services - 2.7%
Berkshire Hathaway, Inc. Class B (b)	553,298	158,802,052
Equitable Holdings, Inc.	109,910	3,681,985
Voya Financial, Inc. (a)	33,544	2,340,365
		164,824,402
Insurance - 4.0%
AFLAC, Inc.	197,318	10,590,057
Alleghany Corp. (b)	3,579	2,331,289
Allstate Corp.	87,839	10,863,049
American Financial Group, Inc.	20,177	2,744,879
American International Group, Inc.	255,729	15,111,027
Aon PLC	27,396	8,764,528
Arch Capital Group Ltd. (b)	86,388	3,612,746
Arthur J. Gallagher & Co.	60,987	10,225,690
Assurant, Inc.	17,456	2,815,827
Assured Guaranty Ltd.	20,956	1,164,734
Athene Holding Ltd. (b)	34,362	2,989,838
Axis Capital Holdings Ltd.	23,059	1,200,682
Brighthouse Financial, Inc. (b)	24,562	1,233,749
Brown & Brown, Inc.	65,737	4,148,662
Chubb Ltd.	130,134	25,425,581
Cincinnati Financial Corp.	44,597	5,415,860
CNA Financial Corp.	8,256	370,364
Erie Indemnity Co. Class A	2,304	474,186
Everest Re Group Ltd. (a)	9,122	2,385,403
Fidelity National Financial, Inc.	81,185	3,889,573
First American Financial Corp.	31,691	2,317,880
Globe Life, Inc.	29,801	2,652,885
GoHealth, Inc. (a)(b)	2,021	10,913
Hanover Insurance Group, Inc.	10,620	1,338,120
Hartford Financial Services Group, Inc.	103,227	7,528,345
Kemper Corp.	17,846	1,132,864
Lemonade, Inc. (a)(b)	10,177	632,602
Lincoln National Corp.	47,207	3,405,985
Loews Corp.	64,524	3,617,861
Markel Corp. (b)	3,352	4,401,612
Marsh & McLennan Companies, Inc.	133,514	22,270,135
Mercury General Corp. (a)	7,921	431,615
MetLife, Inc.	216,056	13,568,317
Old Republic International Corp.	83,274	2,150,967
Primerica, Inc.	11,669	1,963,193
Principal Financial Group, Inc.	78,924	5,295,011
Progressive Corp.	174,050	16,513,864
Prudential Financial, Inc.	115,043	12,660,482
Reinsurance Group of America, Inc.	20,192	2,384,271
RenaissanceRe Holdings Ltd.	7,743	1,097,957
The Travelers Companies, Inc.	74,830	12,038,650
Unum Group	60,647	1,544,679
W.R. Berkley Corp.	41,091	3,270,844
White Mountains Insurance Group Ltd.	900	949,491
Willis Towers Watson PLC	38,243	9,265,514
		248,201,781
Mortgage Real Estate Investment Trusts - 0.1%
AGNC Investment Corp.	155,993	2,483,409
Annaly Capital Management, Inc.	415,930	3,518,768
New Residential Investment Corp.	128,867	1,463,929
Starwood Property Trust, Inc.	81,618	2,078,810
		9,544,916
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	100,555	1,624,969
New York Community Bancorp, Inc.	134,466	1,671,412
TFS Financial Corp.	14,565	283,435
UWM Holdings Corp. Class A (a)	14,273	97,056
		3,676,872
TOTAL FINANCIALS		1,352,817,198
HEALTH CARE - 17.3%
Biotechnology - 1.4%
Amgen, Inc.	29,960	6,200,821
Biogen, Inc. (b)	44,192	11,785,123
BioMarin Pharmaceutical, Inc. (b)	54,294	4,301,714
Exact Sciences Corp. (a)(b)	3,817	363,455
Exelixis, Inc. (b)	13,379	287,782
Gilead Sciences, Inc.	374,101	24,271,673
Horizon Therapeutics PLC (b)	52,828	6,334,605
Incyte Corp. (b)	7,901	529,209
Ionis Pharmaceuticals, Inc. (a)(b)	3,267	104,119
Iovance Biotherapeutics, Inc. (a)(b)	30,559	742,889
Mirati Therapeutics, Inc. (b)	1,924	363,674
Natera, Inc. (b)	1,706	195,456
Regeneron Pharmaceuticals, Inc. (b)	26,669	17,066,560
Repligen Corp. (b)	936	271,908
Sage Therapeutics, Inc. (b)	15,276	616,539
Seagen, Inc. (b)	4,245	748,521
Ultragenyx Pharmaceutical, Inc. (b)	4,934	414,061
United Therapeutics Corp. (b)	13,133	2,505,251
Vertex Pharmaceuticals, Inc. (b)	46,315	8,565,033
		85,668,393
Health Care Equipment & Supplies - 4.0%
Abbott Laboratories	258,824	33,359,825
Baxter International, Inc.	149,747	11,824,023
Becton, Dickinson & Co.	85,039	20,374,494
Boston Scientific Corp. (b)	422,666	18,229,585
Danaher Corp.	179,132	55,847,984
Dentsply Sirona, Inc.	64,687	3,700,743
Envista Holdings Corp. (b)	47,866	1,871,561
Figs, Inc. Class A (a)(b)	8,388	281,921
Globus Medical, Inc. (b)	21,819	1,683,772
Hill-Rom Holdings, Inc.	19,798	3,066,710
Hologic, Inc. (b)	74,692	5,475,671
ICU Medical, Inc. (b)	5,928	1,387,923
Integra LifeSciences Holdings Corp. (b)	21,520	1,430,219
Masimo Corp. (b)	4,097	1,161,663
Medtronic PLC	400,120	47,958,383
Quidel Corp. (b)	10,943	1,452,902
ResMed, Inc.	4,288	1,127,358
STERIS PLC	21,925	5,124,750
Stryker Corp.	59,529	15,838,881
Tandem Diabetes Care, Inc. (a)(b)	1,080	147,236
Teleflex, Inc.	11,452	4,087,677
The Cooper Companies, Inc.	14,408	6,006,983
Zimmer Biomet Holdings, Inc.	62,155	8,895,624
		250,335,888
Health Care Providers & Services - 4.6%
Acadia Healthcare Co., Inc. (b)	26,316	1,631,592
agilon health, Inc. (a)(b)	1,195	29,278
Amedisys, Inc. (b)	1,097	185,766
AmerisourceBergen Corp.	44,214	5,394,992
Anthem, Inc.	72,988	31,759,268
Cardinal Health, Inc.	35,375	1,691,279
Centene Corp. (b)	172,311	12,275,436
Chemed Corp.	3,368	1,624,218
Cigna Corp.	99,514	21,257,186
CVS Health Corp.	392,248	35,019,901
DaVita HealthCare Partners, Inc. (b)	6,143	634,203
Encompass Health Corp.	12,432	790,178
Henry Schein, Inc. (b)	41,923	3,200,821
Humana, Inc.	38,419	17,794,144
Laboratory Corp. of America Holdings (b)	28,709	8,240,057
McKesson Corp.	39,493	8,209,805
Molina Healthcare, Inc. (b)	14,558	4,305,092
Oak Street Health, Inc. (a)(b)	2,759	130,308
Premier, Inc.	36,151	1,408,081
Quest Diagnostics, Inc.	36,297	5,327,674
Signify Health, Inc. (a)	18,746	301,248
UnitedHealth Group, Inc.	261,023	120,193,261
Universal Health Services, Inc. Class B	21,955	2,724,616
		284,128,404
Health Care Technology - 0.2%
Cerner Corp.	88,031	6,539,823
Certara, Inc. (a)	10,636	439,373
Change Healthcare, Inc. (b)	74,517	1,604,351
Teladoc Health, Inc. (a)(b)	44,980	6,728,558
		15,312,105
Life Sciences Tools & Services - 1.5%
Adaptive Biotechnologies Corp. (b)	3,498	116,868
Agilent Technologies, Inc.	9,424	1,484,186
Bio-Rad Laboratories, Inc. Class A (b)	6,314	5,017,610
Charles River Laboratories International, Inc. (b)	939	421,311
IQVIA Holdings, Inc. (b)	28,735	7,511,904
PerkinElmer, Inc.	33,339	5,897,336
PPD, Inc. (b)	28,206	1,330,477
QIAGEN NV (b)	67,558	3,767,034
Syneos Health, Inc. (b)	26,373	2,461,656
Thermo Fisher Scientific, Inc.	106,551	67,454,242
Waters Corp. (b)	1,276	468,994
		95,931,618
Pharmaceuticals - 5.6%
Bristol-Myers Squibb Co.	665,713	38,877,639
Catalent, Inc. (b)	36,984	5,098,614
Elanco Animal Health, Inc. (b)	132,491	4,356,304
Eli Lilly & Co.	53,049	13,514,763
Jazz Pharmaceuticals PLC (b)	17,637	2,346,426
Johnson & Johnson	785,229	127,898,100
Merck & Co., Inc.	755,008	66,478,454
Nektar Therapeutics (a)(b)	52,915	802,191
Organon & Co.	75,501	2,774,662
Perrigo Co. PLC	39,749	1,794,667
Pfizer, Inc.	1,663,725	72,771,332
Royalty Pharma PLC (a)	39,513	1,561,949
Viatris, Inc.	359,774	4,802,983
Zoetis, Inc. Class A	7,366	1,592,529
		344,670,613
TOTAL HEALTH CARE		1,076,047,021
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.4%
BWX Technologies, Inc.	6,999	397,123
Curtiss-Wright Corp.	12,134	1,549,269
General Dynamics Corp.	74,102	15,024,181
HEICO Corp. (a)	8,663	1,207,536
HEICO Corp. Class A	16,308	2,049,589
Hexcel Corp. (b)	24,861	1,410,613
Howmet Aerospace, Inc.	106,645	3,166,290
Huntington Ingalls Industries, Inc.	11,724	2,376,807
L3Harris Technologies, Inc.	59,666	13,755,400
Lockheed Martin Corp.	9,299	3,090,244
Mercury Systems, Inc. (b)	16,466	848,658
Northrop Grumman Corp.	41,056	14,666,024
Raytheon Technologies Corp.	451,558	40,125,444
Spirit AeroSystems Holdings, Inc. Class A	22,087	911,972
Textron, Inc.	67,154	4,959,323
The Boeing Co. (b)	159,588	33,039,504
TransDigm Group, Inc. (b)	10,957	6,835,196
Virgin Galactic Holdings, Inc. (a)(b)	4,223	79,181
		145,492,354
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	31,562	3,061,198
Expeditors International of Washington, Inc.	13,574	1,673,131
FedEx Corp.	41,275	9,721,501
GXO Logistics, Inc. (a)(b)	4,104	364,435
		14,820,265
Airlines - 0.3%
Alaska Air Group, Inc. (b)	36,322	1,917,802
American Airlines Group, Inc. (a)(b)	190,026	3,648,499
Copa Holdings SA Class A (a)(b)	9,402	695,372
JetBlue Airways Corp. (b)	94,316	1,323,253
Southwest Airlines Co. (b)	175,849	8,314,141
United Airlines Holdings, Inc. (b)	96,209	4,439,083
		20,338,150
Building Products - 0.9%
A.O. Smith Corp.	39,388	2,878,081
Allegion PLC (a)	6,398	820,863
Armstrong World Industries, Inc. (a)	7,290	770,189
Builders FirstSource, Inc. (b)	60,991	3,553,946
Carlisle Companies, Inc.	9,430	2,102,136
Carrier Global Corp.	137,744	7,194,369
Fortune Brands Home & Security, Inc.	30,639	3,106,795
Johnson Controls International PLC	213,208	15,643,071
Lennox International, Inc.	9,974	2,985,019
Masco Corp.	73,345	4,807,765
Owens Corning	30,618	2,860,027
The AZEK Co., Inc. (b)	15,154	556,000
Trane Technologies PLC	36,458	6,596,346
		53,874,607
Commercial Services & Supplies - 0.5%
ADT, Inc. (a)	47,002	392,467
Cintas Corp.	1,641	710,717
Clean Harbors, Inc. (b)	15,069	1,695,865
Driven Brands Holdings, Inc.	15,972	518,611
MSA Safety, Inc.	7,785	1,191,339
Republic Services, Inc.	62,550	8,419,230
Rollins, Inc.	4,744	167,131
Stericycle, Inc. (b)	27,216	1,821,295
Waste Management, Inc.	105,755	16,945,124
		31,861,779
Construction & Engineering - 0.2%
AECOM (b)	40,575	2,774,113
MasTec, Inc. (b)	16,716	1,489,897
Quanta Services, Inc.	41,181	4,994,432
Valmont Industries, Inc.	6,210	1,483,942
		10,742,384
Electrical Equipment - 1.1%
Acuity Brands, Inc.	10,523	2,161,740
AMETEK, Inc.	68,641	9,088,068
ChargePoint Holdings, Inc. Class A (a)(b)	31,097	770,584
Eaton Corp. PLC	118,616	19,543,172
Emerson Electric Co.	177,744	17,242,945
Hubbell, Inc. Class B	16,113	3,212,449
nVent Electric PLC	49,551	1,756,583
Regal Rexnord Corp.	15,860	2,415,954
Rockwell Automation, Inc.	13,583	4,338,410
Sensata Technologies, Inc. PLC (b)	46,301	2,551,185
Shoals Technologies Group, Inc. (a)	30,361	940,887
Sunrun, Inc. (b)	59,338	3,422,616
		67,444,593
Industrial Conglomerates - 1.8%
3M Co.	147,203	26,302,232
General Electric Co.	325,438	34,128,683
Honeywell International, Inc.	162,353	35,493,613
Roper Technologies, Inc.	31,232	15,237,156
		111,161,684
Machinery - 1.9%
AGCO Corp.	16,755	2,047,629
Allison Transmission Holdings, Inc.	7,505	250,367
Caterpillar, Inc.	22,538	4,597,977
Colfax Corp. (b)	34,853	1,799,112
Crane Co.	14,685	1,516,667
Cummins, Inc.	42,731	10,248,603
Donaldson Co., Inc.	32,919	1,975,469
Dover Corp.	42,719	7,222,929
Flowserve Corp.	38,733	1,302,203
Fortive Corp.	97,263	7,363,782
Gates Industrial Corp. PLC (b)	28,353	466,123
Graco, Inc.	18,959	1,425,338
IDEX Corp.	22,604	5,030,972
Illinois Tool Works, Inc.	9,658	2,200,768
Ingersoll Rand, Inc.	120,719	6,489,853
ITT, Inc.	25,642	2,412,143
Middleby Corp. (b)	11,467	2,092,039
Nordson Corp.	14,323	3,641,050
Oshkosh Corp.	20,335	2,175,845
Otis Worldwide Corp.	127,980	10,278,074
PACCAR, Inc.	101,456	9,092,487
Parker Hannifin Corp.	31,946	9,474,864
Pentair PLC	49,207	3,639,842
Snap-On, Inc.	15,891	3,229,528
Stanley Black & Decker, Inc.	48,055	8,636,925
Timken Co.	19,122	1,356,706
Toro Co.	1,711	163,349
Westinghouse Air Brake Tech Co.	53,981	4,897,696
Woodward, Inc.	17,087	1,929,977
Xylem, Inc.	18,174	2,373,343
		119,331,660
Marine - 0.0%
Kirby Corp. (b)	17,748	930,173
Professional Services - 0.8%
CACI International, Inc. Class A (b)	6,915	1,989,031
Clarivate Analytics PLC (b)	129,386	3,034,102
CoStar Group, Inc. (b)	26,123	2,247,884
Dun & Bradstreet Holdings, Inc. (a)(b)	47,705	898,762
Equifax, Inc.	22,291	6,184,192
FTI Consulting, Inc. (b)	9,976	1,435,746
IHS Markit Ltd.	111,162	14,531,097
Jacobs Engineering Group, Inc.	38,471	5,402,098
LegalZoom.com, Inc. (a)	2,258	63,314
Leidos Holdings, Inc.	42,017	4,200,860
Manpower, Inc.	16,159	1,561,767
Nielsen Holdings PLC	106,432	2,155,248
Robert Half International, Inc.	4,042	457,029
Science Applications Internati	17,237	1,547,538
TransUnion Holding Co., Inc.	18,071	2,083,406
Verisk Analytics, Inc.	17,152	3,606,551
		51,398,625
Road & Rail - 1.3%
AMERCO	2,663	1,962,604
CSX Corp.	674,756	24,405,925
J.B. Hunt Transport Services, Inc.	2,802	552,526
Kansas City Southern	19,779	6,136,435
Knight-Swift Transportation Holdings, Inc. Class A	47,851	2,712,673
Landstar System, Inc.	1,274	223,982
Norfolk Southern Corp.	73,429	21,518,368
Old Dominion Freight Lines, Inc.	2,401	819,581
Ryder System, Inc.	15,549	1,320,888
Schneider National, Inc. Class B	15,497	386,495
TuSimple Holdings, Inc. (b)	8,756	342,535
Uber Technologies, Inc. (b)	69,241	3,034,141
Union Pacific Corp.	71,519	17,264,687
XPO Logistics, Inc. (b)	4,104	352,123
		81,032,963
Trading Companies & Distributors - 0.3%
Air Lease Corp. Class A	31,794	1,273,350
Core & Main, Inc. (a)	5,023	137,429
Fastenal Co.	19,317	1,102,614
MSC Industrial Direct Co., Inc. Class A (a)	13,335	1,121,073
SiteOne Landscape Supply, Inc. (a)(b)	6,285	1,476,724
United Rentals, Inc. (b)	14,059	5,329,907
Univar, Inc. (b)	49,802	1,273,935
W.W. Grainger, Inc.	2,354	1,090,161
Watsco, Inc.	9,722	2,815,297
		15,620,490
TOTAL INDUSTRIALS		724,049,727
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.5%
Arista Networks, Inc. (b)	1,894	775,953
Ciena Corp. (b)	45,886	2,491,151
Cisco Systems, Inc.	1,259,440	70,490,857
F5 Networks, Inc. (b)	17,929	3,785,708
Juniper Networks, Inc.	96,546	2,850,038
Lumentum Holdings, Inc. (b)	22,518	1,859,536
Motorola Solutions, Inc.	49,480	12,300,233
Ubiquiti, Inc. (a)	215	65,689
ViaSat, Inc. (a)(b)	20,692	1,235,105
		95,854,270
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	50,237	3,856,694
Arrow Electronics, Inc. (b)	21,262	2,461,077
Avnet, Inc.	29,538	1,125,693
Coherent, Inc. (b)	742	188,765
Corning, Inc.	149,983	5,334,895
IPG Photonics Corp. (b)	9,997	1,589,623
Jabil, Inc.	8,830	529,447
Keysight Technologies, Inc. (b)	30,963	5,573,959
Littelfuse, Inc.	7,129	2,099,847
National Instruments Corp.	39,458	1,675,781
TD SYNNEX Corp.	12,392	1,301,160
Teledyne Technologies, Inc. (b)	13,677	6,143,982
Trimble, Inc. (b)	74,543	6,512,822
Vontier Corp.	23,045	779,612
		39,173,357
IT Services - 2.7%
Accenture PLC Class A	37,147	13,327,972
Akamai Technologies, Inc. (b)	47,855	5,046,788
Alliance Data Systems Corp.	14,807	1,262,297
Amdocs Ltd.	38,493	2,996,295
Automatic Data Processing, Inc.	10,143	2,277,002
Broadridge Financial Solutions, Inc.	3,166	564,846
Cloudflare, Inc. (b)	4,386	854,042
Cognizant Technology Solutions Corp. Class A	156,890	12,251,540
Concentrix Corp.	12,536	2,227,396
DXC Technology Co. (b)	74,726	2,433,826
Euronet Worldwide, Inc. (b)	4,394	492,963
Fastly, Inc. Class A (a)(b)	31,490	1,593,709
Fidelity National Information Services, Inc.	184,613	20,444,044
Fiserv, Inc. (b)	166,103	16,359,484
FleetCor Technologies, Inc. (b)	18,712	4,629,536
Genpact Ltd.	51,769	2,554,800
Global Payments, Inc.	87,359	12,491,463
GoDaddy, Inc. (b)	44,874	3,103,935
IBM Corp.	266,317	33,316,257
Jack Henry & Associates, Inc.	16,242	2,703,968
Paychex, Inc.	12,279	1,513,755
Paysafe Ltd. (a)(b)	124,110	968,058
Snowflake Computing, Inc. (b)	3,441	1,217,563
SolarWinds, Inc. (a)	10,514	169,275
StoneCo Ltd. Class A (b)	4,499	152,336
The Western Union Co.	91,371	1,664,780
Twilio, Inc. Class A (b)	35,652	10,387,567
VeriSign, Inc. (b)	29,353	6,536,033
WEX, Inc. (b)	4,381	655,836
		164,197,366
Semiconductors & Semiconductor Equipment - 2.7%
Analog Devices, Inc.	96,211	16,691,646
Brooks Automation, Inc.	3,851	448,449
Cirrus Logic, Inc. (b)	17,201	1,390,013
First Solar, Inc. (b)	31,546	3,772,586
Intel Corp.	1,204,601	59,025,449
Marvell Technology, Inc.	243,888	16,706,328
Microchip Technology, Inc.	25,316	1,875,662
Micron Technology, Inc.	287,802	19,887,118
MKS Instruments, Inc.	2,574	386,229
NXP Semiconductors NV	54,706	10,988,247
ON Semiconductor Corp. (b)	57,850	2,780,850
Qorvo, Inc. (b)	33,004	5,552,263
Skyworks Solutions, Inc.	25,925	4,332,845
Texas Instruments, Inc.	104,602	19,610,783
Wolfspeed, Inc. (a)(b)	34,326	4,122,896
		167,571,364
Software - 1.9%
ANSYS, Inc. (b)	15,144	5,748,360
Black Knight, Inc. (b)	45,240	3,171,776
C3.Ai, Inc. (a)	7,491	337,994
CDK Global, Inc.	30,686	1,335,455
Ceridian HCM Holding, Inc. (b)	38,446	4,815,362
Citrix Systems, Inc.	23,743	2,249,174
Datto Holding Corp. (a)	7,028	167,969
Dolby Laboratories, Inc. Class A	19,108	1,688,192
Duck Creek Technologies, Inc. (b)	16,554	521,451
Dynatrace, Inc. (b)	3,444	258,300
Guidewire Software, Inc. (a)(b)	24,969	3,139,352
Jamf Holding Corp. (a)(b)	2,386	113,693
Mandiant, Inc. (b)	49,372	861,048
Manhattan Associates, Inc. (b)	8,799	1,597,370
McAfee Corp.	4,867	104,008
N-able, Inc. (a)(b)	11,625	154,613
NCR Corp. (b)	25,044	990,240
NortonLifeLock, Inc.	120,260	3,060,617
Nuance Communications, Inc. (b)	52,572	2,894,089
Oracle Corp.	34,161	3,277,406
Paycor HCM, Inc.	1,732	56,186
Pegasystems, Inc.	673	79,899
Procore Technologies, Inc. (b)	877	80,202
Salesforce.com, Inc. (b)	222,526	66,688,817
SS&C Technologies Holdings, Inc.	66,711	5,301,523
Synopsys, Inc. (b)	16,535	5,509,131
Teradata Corp. (b)	4,687	265,097
Tyler Technologies, Inc. (b)	1,602	870,238
VMware, Inc. Class A (b)	15,053	2,283,540
		117,621,102
Technology Hardware, Storage & Peripherals - 0.4%
Dell Technologies, Inc. (b)	41,401	4,553,696
Hewlett Packard Enterprise Co.	387,028	5,669,960
HP, Inc.	233,713	7,088,515
NetApp, Inc.	22,340	1,994,962
Pure Storage, Inc. Class A (b)	5,029	135,079
Western Digital Corp. (b)	91,372	4,777,842
Xerox Holdings Corp.	42,300	752,940
		24,972,994
TOTAL INFORMATION TECHNOLOGY		609,390,453
MATERIALS - 3.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	65,869	19,748,185
Albemarle Corp. U.S.	34,605	8,667,514
Ashland Global Holdings, Inc. (a)	16,350	1,569,764
Axalta Coating Systems Ltd. (b)	50,526	1,575,906
Celanese Corp. Class A	21,045	3,398,978
CF Industries Holdings, Inc.	63,650	3,615,320
Corteva, Inc.	219,770	9,483,076
Diversey Holdings Ltd. (b)	3,448	59,995
Dow, Inc.	206,659	11,566,704
DuPont de Nemours, Inc.	155,982	10,856,347
Eastman Chemical Co.	40,420	4,204,893
Ecolab, Inc.	9,167	2,037,091
Element Solutions, Inc.	68,843	1,563,425
FMC Corp.	28,651	2,607,528
Huntsman Corp.	62,736	2,043,939
International Flavors & Fragrances, Inc. (a)	74,156	10,934,302
LyondellBasell Industries NV Class A	68,636	6,370,794
NewMarket Corp.	1,989	676,280
Olin Corp.	39,535	2,252,704
PPG Industries, Inc.	40,739	6,541,461
RPM International, Inc.	15,827	1,380,114
The Chemours Co. LLC	23,676	663,402
The Mosaic Co.	102,826	4,274,477
Valvoline, Inc.	53,891	1,830,138
Westlake Chemical Corp.	7,878	766,845
		118,689,182
Construction Materials - 0.3%
Eagle Materials, Inc.	12,237	1,815,481
Martin Marietta Materials, Inc.	18,511	7,271,861
Vulcan Materials Co.	39,363	7,483,694
		16,571,036
Containers & Packaging - 0.7%
Amcor PLC	458,591	5,535,193
Aptargroup, Inc.	19,533	2,359,196
Ardagh Group SA	5,448	134,157
Avery Dennison Corp.	11,546	2,513,795
Ball Corp.	67,363	6,162,367
Berry Global Group, Inc. (b)	40,182	2,633,528
Crown Holdings, Inc.	32,961	3,427,614
Graphic Packaging Holding Co.	60,356	1,202,895
International Paper Co.	116,477	5,785,413
Packaging Corp. of America	27,887	3,830,837
Sealed Air Corp.	20,367	1,208,170
Silgan Holdings, Inc.	24,948	1,002,910
Sonoco Products Co.	29,182	1,691,097
WestRock Co.	78,497	3,775,706
		41,262,878
Metals & Mining - 0.8%
Alcoa Corp.	55,581	2,553,947
Cleveland-Cliffs, Inc. (a)(b)	135,600	3,269,316
Freeport-McMoRan, Inc.	308,144	11,623,192
Newmont Corp.	238,819	12,896,226
Nucor Corp.	87,472	9,766,249
Reliance Steel & Aluminum Co.	18,853	2,755,554
Royal Gold, Inc.	19,500	1,930,890
Southern Copper Corp.	2,184	131,018
Steel Dynamics, Inc.	46,922	3,100,606
United States Steel Corp. (a)	79,574	2,099,958
		50,126,956
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	26,188	1,543,259
Sylvamo Corp. (b)	10,567	297,567
		1,840,826
TOTAL MATERIALS		228,490,878
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 4.5%
Alexandria Real Estate Equities, Inc.	45,923	9,374,721
American Campus Communities, Inc.	40,736	2,188,338
American Homes 4 Rent Class A	84,185	3,417,911
Americold Realty Trust	77,691	2,289,554
Apartment Income (REIT) Corp.	46,503	2,493,026
AvalonBay Communities, Inc.	41,501	9,822,457
Boston Properties, Inc.	46,476	5,281,533
Brixmor Property Group, Inc.	88,083	2,064,666
Camden Property Trust (SBI)	28,955	4,722,561
CoreSite Realty Corp.	2,827	402,734
Cousins Properties, Inc.	44,102	1,746,880
CubeSmart	59,747	3,286,682
CyrusOne, Inc.	36,892	3,025,882
Digital Realty Trust, Inc.	83,572	13,188,497
Douglas Emmett, Inc.	49,504	1,617,791
Duke Realty Corp.	111,431	6,266,879
EPR Properties	22,026	1,105,925
Equinix, Inc.	7,722	6,463,855
Equity Lifestyle Properties, Inc.	24,413	2,063,143
Equity Residential (SBI)	109,724	9,480,154
Essex Property Trust, Inc.	19,290	6,557,250
Extra Space Storage, Inc.	35,565	7,019,464
Federal Realty Investment Trust (SBI)	22,968	2,764,199
First Industrial Realty Trust, Inc.	38,281	2,229,103
Gaming & Leisure Properties	65,613	3,181,574
Healthcare Trust of America, Inc.	64,760	2,162,336
Healthpeak Properties, Inc.	160,484	5,698,787
Highwoods Properties, Inc. (SBI)	30,606	1,372,373
Host Hotels & Resorts, Inc. (b)	210,448	3,541,840
Hudson Pacific Properties, Inc.	44,029	1,133,747
Invitation Homes, Inc.	171,621	7,079,366
Iron Mountain, Inc.	25,259	1,152,821
JBG SMITH Properties	36,875	1,064,213
Kilroy Realty Corp.	34,546	2,327,709
Kimco Realty Corp.	172,920	3,907,992
Lamar Advertising Co. Class A	3,244	367,221
Life Storage, Inc.	23,152	3,097,969
Medical Properties Trust, Inc.	175,903	3,752,011
Mid-America Apartment Communities, Inc.	34,343	7,013,184
National Retail Properties, Inc.	51,982	2,357,904
Omega Healthcare Investors, Inc.	71,026	2,085,323
Park Hotels & Resorts, Inc. (b)	69,893	1,295,117
Prologis (REIT), Inc.	219,646	31,839,884
Public Storage	10,596	3,519,779
Rayonier, Inc.	41,691	1,556,325
Realty Income Corp.	115,978	8,284,309
Regency Centers Corp.	50,258	3,538,666
Rexford Industrial Realty, Inc.	41,038	2,757,754
SBA Communications Corp. Class A	26,868	9,278,326
Simon Property Group, Inc.	12,737	1,866,989
SL Green Realty Corp.	19,909	1,395,024
Spirit Realty Capital, Inc.	35,377	1,730,997
Store Capital Corp.	72,701	2,495,825
Sun Communities, Inc.	34,097	6,682,330
UDR, Inc.	87,900	4,881,087
Ventas, Inc.	116,920	6,240,020
VEREIT, Inc.	68,107	3,425,782
VICI Properties, Inc.	174,776	5,129,676
Vornado Realty Trust	52,220	2,226,139
Welltower, Inc.	125,870	10,119,948
Weyerhaeuser Co.	223,085	7,968,596
WP Carey, Inc.	54,387	4,193,782
		280,595,930
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (b)	94,143	9,798,403
Howard Hughes Corp. (b)	12,353	1,076,317
Jones Lang LaSalle, Inc. (b)	15,033	3,881,972
Opendoor Technologies, Inc. (a)(b)	106,906	2,534,741
		17,291,433
TOTAL REAL ESTATE		297,887,363
UTILITIES - 4.9%
Electric Utilities - 3.1%
Alliant Energy Corp.	74,479	4,213,277
American Electric Power Co., Inc.	149,072	12,627,889
Avangrid, Inc. (a)	17,029	897,428
Duke Energy Corp.	229,278	23,388,649
Edison International	111,026	6,986,866
Entergy Corp.	59,667	6,146,894
Evergy, Inc.	68,076	4,339,845
Eversource Energy	102,205	8,677,205
Exelon Corp.	290,766	15,465,844
FirstEnergy Corp.	161,962	6,240,396
Hawaiian Electric Industries, Inc.	31,420	1,274,395
IDACORP, Inc.	14,987	1,563,444
NextEra Energy, Inc.	584,412	49,867,876
NRG Energy, Inc.	39,544	1,577,410
OGE Energy Corp.	59,397	2,023,656
PG&E Corp. (b)	449,632	5,215,731
Pinnacle West Capital Corp.	33,545	2,163,317
PPL Corp.	229,413	6,607,094
Southern Co.	315,178	19,641,893
Xcel Energy, Inc.	160,320	10,355,069
		189,274,178
Gas Utilities - 0.1%
Atmos Energy Corp.	38,502	3,546,804
National Fuel Gas Co.	25,962	1,490,998
UGI Corp.	61,898	2,686,992
		7,724,794
Independent Power and Renewable Electricity Producers - 0.1%
Brookfield Renewable Corp.	28,512	1,180,682
The AES Corp.	196,625	4,941,186
Vistra Corp.	142,547	2,792,496
		8,914,364
Multi-Utilities - 1.4%
Ameren Corp.	75,771	6,386,738
CenterPoint Energy, Inc.	176,686	4,600,903
CMS Energy Corp.	86,058	5,193,600
Consolidated Edison, Inc.	105,404	7,947,462
Dominion Energy, Inc.	240,027	18,225,250
DTE Energy Co.	57,443	6,511,164
MDU Resources Group, Inc.	59,341	1,823,549
NiSource, Inc.	116,578	2,875,979
Public Service Enterprise Group, Inc.	150,164	9,580,463
Sempra Energy	95,245	12,156,119
WEC Energy Group, Inc.	93,968	8,462,758
		83,763,985
Water Utilities - 0.2%
American Water Works Co., Inc.	54,069	9,417,738
Essential Utilities, Inc.	66,714	3,140,228
		12,557,966
TOTAL UTILITIES		302,235,287
TOTAL COMMON STOCKS (Cost $4,328,770,430)		6,183,529,276

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (c)	17,074,004	17,077,418
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	106,641,396	106,652,061
TOTAL MONEY MARKET FUNDS (Cost $123,729,102)		123,729,479

TOTAL INVESTMENT IN SECURITIES - 101.6% (Cost $4,452,499,532)	6,307,258,755
NET OTHER ASSETS (LIABILITIES) - (1.6)% (e)	(99,051,393)
NET ASSETS - 100.0%	6,208,207,362

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	58	Dec 2021	13,331,300	456,660	456,660
CME E-mini S&P MidCap 400 Index Contracts (United States)	51	Dec 2021	14,225,940	337,467	337,467

TOTAL FUTURES CONTRACTS					794,127
The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $1,246,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	5,509,023	659,248,711	647,681,896	6,016	1,580	-	17,077,418	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	56,536,826	434,325,864	384,210,629	114,142	-	-	106,652,061	0.3%
Total	62,045,849	1,093,574,575	1,031,892,525	120,158	1,580	-	123,729,479

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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